Earnings Per Share (Details) - Schedule of the Income and Share Data Used in the Basic and Diluted Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Income and Share Data Used in the Basic and Diluted Earnings Per Share [Abstract]
Net Income	$ 118,194	$ 89,234	$ 46,814
Less: net income attributable to the Earnout Shares	(7,469)	(4,906)	(1,968)
Less: dividends attributable to the common shares under share-based compensation plan	(30)	(147)	(131)
Net income available to common shareholders	$ 110,695	$ 84,181	$ 44,715
Weighted average number of shares – basic (in Shares)	42,943,535	45,546,262	45,470,957
Common shares under share-based compensation plan	$ 525,341	$ 120,872	$ 70,060
Weighted average number of shares – diluted (in Shares)	43,468,876	45,667,134	45,541,017
Basic earnings per share (in Dollars per share)	$ 2.58	$ 1.85	$ 0.98
Diluted earnings per share (in Dollars per share)	$ 2.55	$ 1.84	$ 0.98